Share-Based Payment (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 17, 2024 shares	Mar. 14, 2023	Aug. 29, 2011 shares	Aug. 29, 2011 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 02, 2023 ₪ / shares shares	Mar. 02, 2023 $ / shares shares	May 19, 2020 shares	Jan. 29, 2020 shares
Share-Based Payment [Line Items]
Increase of reserve										10,000,000	10,000,000
Total options reserved			30,000,000
Remaining number of options available for grant					2,900,000
Options exercisable into ordinary shares								150,000	150,000
Ordinary shares exercise price | (per share)								₪ 0.0495	$ 0.014
Extended expiry term		5 years
Options exercisable shares	148,500
ADS issued	14,850,000
Shareholders meeting shares	138,500
Options fully vested	100,000
Options vest for share option plan	48,500				3,637,500
Share based expenses (in Dollars) | $					$ 264	$ 3	$ 14
Compensation costs (in Dollars) | $					$ 39
2011 Plan [Member]
Share-Based Payment [Line Items]
Share based payment award remaining contractual term				10 years
Number of share holding of up			10,000,000	10,000,000